Goodwill and Other Intangible Assets, Net - Summary of Goodwill and Other Intangible Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	₩ 4,714,784	₩ 4,838,451	₩ 4,166,309
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	403,172	442,487	735,969
Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	3,029,651	3,136,072	2,225,808
Membership [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	138,184	132,942	142,370
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	126,818	116,171	153,973
Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	182,411	197,211	216,021
Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	163,446	100,991	61,957
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	196,895	241,311	285,720
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	463,972	392,296	₩ 344,491
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	10,235	78,970
Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	10,930,523	10,554,437
Gross amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,720,753	1,723,974
Gross amount [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	5,167,677	4,944,973
Gross amount [member] | Membership [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	141,306	135,905
Gross amount [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	758,878	687,437
Gross amount [member] | Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	681,530	681,530
Gross amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	324,324	260,548
Gross amount [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	865,753	865,691
Gross amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,260,067	1,175,409
Gross amount [member] | Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	10,235	78,970
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(6,215,610)	(5,715,961)
Government grants	(129)	(25)
Accumulated depreciation, amortization and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(1,317,581)	(1,281,487)
Accumulated depreciation, amortization and impairment [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(2,138,026)	(1,808,901)
Accumulated depreciation, amortization and impairment [member] | Membership [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(3,122)	(2,963)
Accumulated depreciation, amortization and impairment [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(631,974)	(571,266)
Government grants	(86)
Accumulated depreciation, amortization and impairment [member] | Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(499,119)	(484,319)
Accumulated depreciation, amortization and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(160,878)	(159,557)
Accumulated depreciation, amortization and impairment [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(668,858)	(624,380)
Accumulated depreciation, amortization and impairment [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(796,052)	(783,088)
Government grants	₩ (43)	₩ (25)